Employee Benefit Plans - Pension, Postretirement, and Other Nonqualified Employee Benefit Plans (Details) $ in Millions		12 Months Ended
	Jan. 01, 2001 underwriter	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
LandAmerica Financial Group
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost		$ 0	$ 0	$ 0
Number of underwriters assumed | underwriter	2
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Consecutive months with highest compensation in which benefits are based		60 months
Months ending at retirement or termination in which benefits are based		120 months
Defined benefit pension plans, liabilities		$ 4	$ 11
Discount rate		3.34%	3.54%
Benefit obligation		$ 166	$ 168
Fair value of plan assets		162	157
Net periodic expense		5	6	$ 8
Other Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated benefit obligation		$ 13	$ 14